Details of Significant Accounts - Summary of Amounts Recognized in Balance Sheet (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ 5,504	$ 180	$ 5,102	$ 5,055
Present Value of Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	7,064	231	6,421	6,141
Fair Value of Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ (1,560)	$ (51)	$ (1,319)	$ (1,086)